EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated other comprehensive income - Components (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 35,439,557	$ 33,348,269
Balance	39,471,647	35,439,557	$ 33,348,269
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,721,191	1,950,502	1,248,772
Current period change	452,759	(229,311)	701,730
Balance	2,173,950	1,721,191	1,950,502
AOCI related to foreign currency translation differences from hedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(727,703)	(209,714)	(206,783)
Current period change	962,735	(517,989)	(2,931)
Balance	235,032	(727,703)	(209,714)
AOCI related to revaluation investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Balance	14,302	5,288
Current period change	4,718	9,014	5,288
Balance	19,020	14,302	5,288
AOCI related to cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(42)	(874)	(14,343)
Current period change	7,980	832	13,469
Balance	7,938	(42)	(874)
AOCI related to foreign currency translation differences from unhedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(886,783)	(338,077)	(466,212)
Current period change	(180,798)	(548,706)	128,135
Balance	(1,067,581)	(886,783)	(338,077)
AOCI related to debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	560,584	387,678	(38,622)
Current period change	(1,346,315)	172,906	426,300
Balance	(785,731)	560,584	387,678
AOCI related to equity securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	915,935	722,055	484,274
Current period change	(110,397)	193,880	237,781
Balance	805,538	915,935	722,055
Investments in associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Balance	115,344	102,285	111,346
Current period change	(846)	13,059	(9,061)
Balance	114,498	115,344	102,285
Actuarial Gains Losses From Defined Benefit Pension Plan
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(185,154)	(175,666)	(114,444)
Current period change	61,665	(9,488)	(61,222)
Balance	(123,489)	(185,154)	(175,666)
Income tax relating to OCI
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,914,708	1,457,527	1,493,556
Current period change	1,054,017	457,181	(36,029)
Balance	$ 2,968,725	$ 1,914,708	$ 1,457,527